Distribution Date:	09/17/21	CSAIL 2017-CX9 Commercial Mortgage Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-CX9

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-7
			Andy Lindenman	(913) 317-4372
Additional Information	8
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	9	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	10		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	11-15		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	16-17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19
			Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839, | Greenwich, CT 06831
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
Specially Serviced Loan Detail - Part 2	25-26
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12595FAA0	2.024800%	21,973,000.00	4,795,966.99	1,550,181.56	8,092.39	82,308.48	0.00	1,640,582.43	3,245,785.43	30.67%	30.00%
A-2	12595FAB8	3.053800%	233,274,000.00	233,274,000.00	0.00	593,643.45	0.00	0.00	593,643.45	233,274,000.00	30.67%	30.00%
A-SB	12595FAF9	3.256300%	14,861,000.00	14,861,000.00	0.00	40,326.56	0.00	0.00	40,326.56	14,861,000.00	30.67%	30.00%
A-3	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00	30.67%	30.00%
A-4	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00	30.67%	30.00%
A-5	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00	30.67%	30.00%
A-S	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00	18.53%	18.13%
B	12595FAK8	4.093285%	42,943,000.00	42,943,000.00	0.00	146,481.60	0.00	0.00	146,481.60	42,943,000.00	13.42%	13.13%
C	12595FAL6	4.283285%	30,061,000.00	30,061,000.00	0.00	107,299.85	0.00	0.00	107,299.85	30,061,000.00	9.84%	9.63%
D	12595FAP7	4.283285%	31,134,000.00	31,134,000.00	0.00	111,129.82	0.00	0.00	111,129.82	31,134,000.00	6.13%	6.00%
E	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00	3.96%	3.88%
F	12595FAT9	4.283285%	8,588,000.00	8,588,000.00	0.00	30,654.04	0.00	0.00	30,654.04	8,588,000.00	2.94%	2.88%
NR*	12595FAV4	4.283285%	24,693,503.00	24,693,503.00	0.00	37,041.09	0.00	0.00	37,041.09	24,693,503.00	0.00%	0.00%
Z	12595FAX0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595FAZ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			858,876,503.00	841,699,469.99	1,550,181.56	2,360,906.69	82,308.48	0.00	3,993,396.73	840,149,288.43

Notional Certificates
X-A	12595FAG7	0.996583%	703,205,000.00	686,027,966.99	0.00	569,736.57	163,655.78	0.00	733,392.35	684,477,785.43
X-B	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-E	12595FAM4	1.040285%	18,252,000.00	18,252,000.00	0.00	15,822.73	0.00	0.00	15,822.73	18,252,000.00
Notional SubTotal			794,461,000.00	777,283,966.99	0.00	592,358.61	163,655.78	0.00	756,014.39	775,733,785.43

Deal Distribution Total					1,550,181.56	2,953,265.30	245,964.26	0.00	4,749,411.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595FAA0	218.26637191	70.54938151	0.36828790	0.00000000	0.00000000	3.74589178	0.00000000	74.66356119	147.71699040
A-2	12595FAB8	1,000.00000000	0.00000000	2.54483333	0.00000000	0.00000000	0.00000000	0.00000000	2.54483333	1,000.00000000
A-SB	12595FAF9	1,000.00000000	0.00000000	2.71358320	0.00000000	0.00000000	0.00000000	0.00000000	2.71358320	1,000.00000000
A-3	12595FAC6	1,000.00000000	0.00000000	2.79716662	0.00000000	0.00000000	0.00000000	0.00000000	2.79716662	1,000.00000000
A-4	12595FAD4	1,000.00000000	0.00000000	2.64625001	0.00000000	0.00000000	0.00000000	0.00000000	2.64625001	1,000.00000000
A-5	12595FAE2	1,000.00000000	0.00000000	2.87133333	0.00000000	0.00000000	0.00000000	0.00000000	2.87133333	1,000.00000000
A-S	12595FAJ1	1,000.00000000	0.00000000	3.08316662	0.00000000	0.00000000	0.00000000	0.00000000	3.08316662	1,000.00000000
B	12595FAK8	1,000.00000000	0.00000000	3.41107049	0.00000000	0.00000000	0.00000000	0.00000000	3.41107049	1,000.00000000
C	12595FAL6	1,000.00000000	0.00000000	3.56940388	0.00000000	0.00000000	0.00000000	0.00000000	3.56940388	1,000.00000000
D	12595FAP7	1,000.00000000	0.00000000	3.56940387	0.00000000	0.00000000	0.00000000	0.00000000	3.56940387	1,000.00000000
E	12595FAR3	1,000.00000000	0.00000000	2.70250000	0.00000000	0.00000000	0.00000000	0.00000000	2.70250000	1,000.00000000
F	12595FAT9	1,000.00000000	0.00000000	3.56940382	0.00000000	0.00000000	0.00000000	0.00000000	3.56940382	1,000.00000000
NR	12595FAV4	1,000.00000000	0.00000000	1.50003383	2.06937023	35.09966002	0.00000000	0.00000000	1.50003383	1,000.00000000
Z	12595FAX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595FAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595FAG7	975.57322117	0.00000000	0.81019983	0.00000000	0.00000000	0.23272841	0.00000000	1.04292824	973.36876932
X-B	12595FAH5	1,000.00000000	0.00000000	0.09313613	0.00000000	0.00000000	0.00000000	0.00000000	0.09313613	1,000.00000000
X-E	12595FAM4	1,000.00000000	0.00000000	0.86690390	0.00000000	0.00000000	0.00000000	0.00000000	0.86690390	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	8,092.39	0.00	8,092.39	0.00	0.00	0.00	8,092.39	0.00
A-2	08/01/21 - 08/30/21	30	0.00	593,643.45	0.00	593,643.45	0.00	0.00	0.00	593,643.45	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	40,326.56	0.00	40,326.56	0.00	0.00	0.00	40,326.56	0.00
A-3	08/01/21 - 08/30/21	30	0.00	273,439.82	0.00	273,439.82	0.00	0.00	0.00	273,439.82	0.00
A-4	08/01/21 - 08/30/21	30	0.00	246,998.33	0.00	246,998.33	0.00	0.00	0.00	246,998.33	0.00
A-5	08/01/21 - 08/30/21	30	0.00	402,015.38	0.00	402,015.38	0.00	0.00	0.00	402,015.38	0.00
X-A	08/01/21 - 08/30/21	30	0.00	569,736.57	0.00	569,736.57	0.00	0.00	0.00	569,736.57	0.00
X-B	08/01/21 - 08/30/21	30	0.00	6,799.31	0.00	6,799.31	0.00	0.00	0.00	6,799.31	0.00
X-E	08/01/21 - 08/30/21	30	0.00	15,822.73	0.00	15,822.73	0.00	0.00	0.00	15,822.73	0.00
A-S	08/01/21 - 08/30/21	30	0.00	314,458.33	0.00	314,458.33	0.00	0.00	0.00	314,458.33	0.00
B	08/01/21 - 08/30/21	30	0.00	146,481.60	0.00	146,481.60	0.00	0.00	0.00	146,481.60	0.00
C	08/01/21 - 08/30/21	30	0.00	107,299.85	0.00	107,299.85	0.00	0.00	0.00	107,299.85	0.00
D	08/01/21 - 08/30/21	30	0.00	111,129.82	0.00	111,129.82	0.00	0.00	0.00	111,129.82	0.00
E	08/01/21 - 08/30/21	30	0.00	49,326.03	0.00	49,326.03	0.00	0.00	0.00	49,326.03	0.00
F	08/01/21 - 08/30/21	30	0.00	30,654.04	0.00	30,654.04	0.00	0.00	0.00	30,654.04	0.00
NR	08/01/21 - 08/30/21	30	812,732.59	88,141.08	0.00	88,141.08	51,100.00	0.00	0.00	37,041.09	866,733.56
Totals			812,732.59	3,004,365.29	0.00	3,004,365.29	51,100.00	0.00	0.00	2,953,265.30	866,733.56

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595FAA0	2.024800%	21,973,000.00	4,795,966.99	1,550,181.56	8,092.39	82,308.48	0.00	1,640,582.43	3,245,785.43
A-1 (Exch)	N/A	N/A	21,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595FAB8	3.053800%	233,274,000.00	233,274,000.00	0.00	593,643.45	0.00	0.00	593,643.45	233,274,000.00
A-2 (Exch)	N/A	N/A	233,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595FAF9	3.256300%	14,861,000.00	14,861,000.00	0.00	40,326.56	0.00	0.00	40,326.56	14,861,000.00
A-SB (Exch)	N/A	N/A	14,861,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595FAC6	3.356600%	97,756,000.00	97,756,000.00	0.00	273,439.82	0.00	0.00	273,439.82	97,756,000.00
A-3 (Exch)	N/A	N/A	97,756,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595FAD4	3.175500%	93,339,000.00	93,339,000.00	0.00	246,998.33	0.00	0.00	246,998.33	93,339,000.00
A-4 (Exch)	N/A	N/A	93,339,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (Cert)	12595FAE2	3.445600%	140,010,000.00	140,010,000.00	0.00	402,015.38	0.00	0.00	402,015.38	140,010,000.00
A-5 (Exch)	N/A	N/A	140,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595FAG7	0.996583%	703,205,000.00	686,027,966.99	0.00	569,736.57	163,655.78	0.00	733,392.35	684,477,785.43
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595FAH5	0.111763%	73,004,000.00	73,004,000.00	0.00	6,799.31	0.00	0.00	6,799.31	73,004,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (Cert)	12595FAM4	1.040285%	18,252,000.00	18,252,000.00	0.00	15,822.73	0.00	0.00	15,822.73	18,252,000.00
X-E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595FAJ1	3.699800%	101,992,000.00	101,992,000.00	0.00	314,458.33	0.00	0.00	314,458.33	101,992,000.00
A-S (Exch)	N/A	N/A	101,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595FAK8	4.093285%	42,943,000.00	42,943,000.00	0.00	146,481.60	0.00	0.00	146,481.60	42,943,000.00
B (Exch)	N/A	N/A	42,943,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595FAL6	4.283285%	30,061,000.00	30,061,000.00	0.00	107,299.85	0.00	0.00	107,299.85	30,061,000.00
C (Exch)	N/A	N/A	30,061,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595FAP7	4.283285%	31,134,000.00	31,134,000.00	0.00	111,129.82	0.00	0.00	111,129.82	31,134,000.00
D (Exch)	N/A	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595FAR3	3.243000%	18,252,000.00	18,252,000.00	0.00	49,326.03	0.00	0.00	49,326.03	18,252,000.00
E (Exch)	N/A	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595FAT9	4.283285%	8,588,000.00	8,588,000.00	0.00	30,654.04	0.00	0.00	30,654.04	8,588,000.00
F (Exch)	N/A	N/A	8,588,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595FAV4	4.283285%	24,693,503.00	24,693,503.00	0.00	37,041.09	0.00	0.00	37,041.09	24,693,503.00
NR (Exch)	N/A	N/A	24,693,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Z (Cert)	12595FAX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
Z (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			2,512,214,006.00	1,618,983,436.98	1,550,181.56	2,953,265.30	245,964.26	0.00	4,749,411.12	1,615,883,073.86
								Exchangeable Certificate Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12595FBB7	N/A	703,205,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595FBC5	N/A	73,004,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595FBD3	N/A	31,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595FBF8	N/A	18,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	12595FBH4	N/A	33,281,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-Z	12595FBK7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-A	12595FBM3	N/A	858,876,503.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-Z	12595FBP6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			1,717,753,006.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 7 of 31

Additional Information
Total Available Distribution Amount (1)	4,749,411.12
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 8 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,015,396.96	Master Servicing Fee	3,506.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,725.89
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.40
ARD Interest	0.00	Operating Advisor Fee	1,248.68
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	188.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,015,396.96	Total Fees	11,032.07

Principal		Expenses/Reimbursements
Scheduled Principal	442,274.76	Reimbursement for Interest on Advances	270.66
Unscheduled Principal Collections		ASER Amount	11,978.53
Principal Prepayments	1,107,906.80	Special Servicing Fees (Monthly)	38,156.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	693.87
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,550,181.56	Total Expenses/Reimbursements	51,099.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	245,964.26	Interest Distribution	2,953,265.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,550,181.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	245,964.26
		Borrower Option Extension Fees	0.00
Total Other Collected	245,964.26	Total Payments to Certificateholders and Others	4,749,411.12
Total Funds Collected	4,811,542.78	Total Funds Distributed	4,811,542.78

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 9 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	841,699,470.93	841,699,470.93	Beginning Certificate Balance	841,699,469.99
(-) Scheduled Principal Collections	442,274.76	442,274.76	(-) Principal Distributions	1,550,181.56
(-) Unscheduled Principal Collections	1,107,906.80	1,107,906.80	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	840,149,289.37	840,149,289.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	842,752,671.95	842,752,671.95	Ending Certificate Balance	840,149,288.43
Ending Actual Collateral Balance	841,281,682.53	841,281,682.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.94)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.28
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP
	9,999,999 or less	8	42,629,216.73	5.07%	70	5.2108	1.456943	1.4999 or less	14	368,185,241.78	43.82%	39	4.5847	1.004766
10,000,000 to 14,999,999		2	23,928,184.47	2.85%	68	4.5852	1.664791	1.5000 to 1.7499	4	47,498,320.35	5.65%	67	5.0934	1.673895
15,000,000 to 19,999,999		4	73,004,836.13	8.69%	43	5.2711	1.683099	1.7500 to 1.9999	2	7,303,377.60	0.87%	72	4.4697	1.944797
20,000,000 to 34,999,999		5	136,806,032.67	16.28%	58	4.2967	2.609128	2.0000 to 2.9999	6	208,155,773.16	24.78%	53	3.7400	2.383376
35,000,000 to 49,999,999		7	293,616,536.09	34.95%	43	4.2912	1.044086	3.0000 or greater	4	195,342,093.20	23.25%	56	3.5242	5.569969
	50,000,000 or greater	4	256,500,000.00	30.53%	46	3.3726	4.520429	Totals	31	840,149,289.37	100.00%	49	4.1593	2.461184
	Totals	31	840,149,289.37	100.00%	49	4.1593	2.461184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP	Texas	1	9,064,218.91	1.08%	72	4.9900	1.480000
Alabama	1	1,658,869.70	0.20%	65	4.1853	1.660000	Washington	1	67,500,000.00	8.03%	70	3.2900	9.140000
Arizona	1	47,231,748.98	5.62%	12	5.4800	1.330000	Washington, DC	2	87,875,000.00	10.46%	33	3.6647	2.585605
Arkansas	4	7,392,599.19	0.88%	67	6.3300	1.690000	West Virginia	1	688,055.35	0.08%	72	4.6470	3.360000
California	4	127,190,920.51	15.14%	41	4.4489	0.718482	Wisconsin	1	2,953,662.25	0.35%	71	5.0200	1.670000
Connecticut	1	1,233,407.51	0.15%	71	5.0200	1.670000	Wyoming	1	1,221,477.23	0.15%	71	5.0200	1.670000
Delaware	1	996,339.68	0.12%	72	4.6470	3.360000	Totals	70	840,149,289.37	100.00%	49	4.1593	2.461184
Florida	1	7,252,723.87	0.86%	72	4.8500	0.640000
									Property Type³
Georgia	1	80,000,000.00	9.52%	35	3.3400	3.270000
Illinois	3	46,022,500.00	5.48%	18	4.1512	1.229345		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	4	4,151,817.42	0.49%	72	4.7477	2.705588		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	1,787,156.79	0.21%	72	4.6470	3.360000	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP
Maryland	1	960,596.33	0.11%	72	4.6470	3.360000	Industrial	1	5,403,377.60	0.64%	72	4.3300	1.950000
Michigan	3	3,123,055.87	0.37%	72	4.6470	3.360000	Lodging	16	199,275,624.56	23.72%	22	5.0529	0.917353
Mississippi	1	5,593,797.16	0.67%	72	5.9000	1.140000	Mixed Use	1	32,875,000.00	3.91%	71	4.3920	2.160000
Missouri	1	2,892,175.42	0.34%	71	5.0200	1.670000	Multi-Family	1	25,000,000.00	2.98%	68	3.7200	5.310000
Montana	1	550,628.35	0.07%	71	5.0200	1.670000	Office	11	453,149,086.79	53.94%	56	3.6702	3.184485
New Jersey	2	80,863,276.94	9.62%	68	4.1877	0.875734	Other	7	11,465,000.01	1.36%	71	5.0200	1.670000
New York	4	125,541,759.39	14.94%	69	3.6040	2.824277	Retail	32	99,316,717.14	11.82%	53	4.4416	1.898148
North Carolina	7	35,662,252.51	4.24%	52	5.2740	1.916526	Totals	70	840,149,289.37	100.00%	49	4.1593	2.461184
Ohio	11	12,107,984.16	1.44%	72	4.6470	3.360000
Oklahoma	1	1,936,792.36	0.23%	65	4.1853	1.660000
Pennsylvania	3	22,508,001.89	2.68%	68	5.0259	1.814015
South Carolina	1	3,019,417.56	0.36%	34	5.6800	1.440000
Tennessee	3	37,504,570.77	4.46%	23	4.3263	1.530195

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP
	3.9999% or less	7	362,500,000.00	43.15%	53	3.4211	3.956579	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	8	227,693,778.48	27.10%	51	4.2365	1.295974	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	8	110,211,319.31	13.12%	46	4.8603	1.254880	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	4	94,091,804.90	11.20%	28	5.3283	1.423436	37 months to 48 months	9	138,637,959.72	16.50%	52	4.7318	1.663199
	5.5000% or greater	3	31,987,903.40	3.81%	48	5.8687	1.445315	49 months or greater	21	687,846,846.37	81.87%	48	4.0322	2.641912
	Totals	31	840,149,289.37	100.00%	49	4.1593	2.461184	Totals	31	840,149,289.37	100.00%	49	4.1593	2.461184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP
	60 months or less	8	333,609,333.79	39.71%	18	4.2466	1.817539	Interest Only	12	527,703,276.94	62.81%	54	3.6810	3.109382
	61 months or greater	22	492,875,472.30	58.67%	69	4.0838	2.924604	300 months or less	4	44,311,212.55	5.27%	54	5.1515	1.333065
	Totals	31	840,149,289.37	100.00%	49	4.1593	2.461184	301 months to 359 months	14	254,470,316.60	30.29%	37	4.9466	1.367203
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	31	840,149,289.37	100.00%	49	4.1593	2.461184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	13,664,483.28	1.63%	72	4.7500	NAP				None
Underwriter's Information		3	43,857,599.19	5.22%	69	4.4998	3.748268
	12 months or less	23	695,343,961.71	82.76%	51	4.0522	2.548747
	13 months to 24 months	4	87,283,245.19	10.39%	22	4.7486	1.273644
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	840,149,289.37	100.00%	49	4.1593	2.461184
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 15 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10176786	1	OF	Dunwoody	GA	Actual/360	3.34025%	230,088.89	0.00	0.00	N/A	08/06/24	--	80,000,000.00	80,000,000.00	09/06/21
2	10174967	1	OF	Seattle	WA	Actual/360	3.29025%	191,231.25	0.00	0.00	N/A	07/11/27	--	67,500,000.00	67,500,000.00	08/11/21
3	10175134	1	OF	Washington	DC	Actual/360	3.23025%	152,976.39	0.00	0.00	N/A	07/06/22	--	55,000,000.00	55,000,000.00	09/06/21
4	10180212	1	OF	New York	NY	Actual/360	3.66925%	170,627.10	0.00	0.00	N/A	06/01/27	--	54,000,000.00	54,000,000.00	09/01/21
5	10178526	1	LO	Scottsdale	AZ	Actual/360	5.48025%	223,164.99	60,102.41	0.00	N/A	09/06/22	--	47,291,851.39	47,231,748.98	09/06/21
6	10175458	1	LO	Glendale	CA	Actual/360	4.91125%	188,528.12	58,295.11	0.00	N/A	08/06/22	--	44,579,805.28	44,521,510.17	09/06/21
7	10180213	1	OF	New York	NY	Actual/360	3.41325%	132,235.54	0.00	0.00	N/A	06/05/27	--	45,000,000.00	45,000,000.00	08/05/21
8	10180214	1	OF	Madison	NJ	Actual/360	4.26625%	165,290.28	0.00	0.00	N/A	02/05/27	--	45,000,000.00	45,000,000.00	09/05/21
9	10180215	1	LO	Chicago	IL	Actual/360	4.04425%	139,296.78	0.00	0.00	N/A	08/05/22	--	40,000,000.00	40,000,000.00	07/05/20
10	10180216	1	OF	San Francisco	CA	Actual/360	3.57025%	110,670.00	0.00	0.00	N/A	09/05/27	--	36,000,000.00	36,000,000.00	09/05/21
11	10180217	1	OF	Warren	NJ	Actual/360	4.09025%	126,310.29	0.00	0.00	N/A	08/09/27	--	35,863,276.94	35,863,276.94	09/09/21
12	10180218	1	MU	Washington	DC	Actual/360	4.39225%	124,333.25	0.00	0.00	N/A	08/05/27	--	32,875,000.00	32,875,000.00	08/05/21
13	10175699	1	RT	Knoxville	TN	Actual/360	4.37025%	108,015.90	67,257.89	0.00	N/A	07/01/22	--	28,704,306.25	28,637,048.36	09/01/21
14	10180219	1	RT	Folsom	CA	Actual/360	4.34025%	102,758.15	43,971.12	0.00	N/A	08/05/27	--	27,495,862.23	27,451,891.11	09/05/21
15	10180220	1	MF	Astoria	NY	Actual/360	3.72025%	80,083.33	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	09/05/21
16	10180221	1	RT	Various	Various	Actual/360	4.64725%	95,837.92	1,107,906.80	0.00	09/05/27	09/05/37	--	23,950,000.00	22,842,093.20	09/05/21
17	10173380	1	LO	Garden Grove	CA	Actual/360	5.18025%	85,838.91	26,475.68	0.00	N/A	06/06/22	--	19,243,994.91	19,217,519.23	05/06/20
18	10180222	1	LO	Various	Various	Actual/360	5.68025%	93,094.42	31,882.23	0.00	N/A	07/06/24	--	19,033,389.28	19,001,507.05	06/06/20
19	10169914	1	OF	Durham	NC	Actual/360	4.94025%	79,273.91	27,358.22	0.00	N/A	03/06/27	--	18,635,631.38	18,608,273.16	09/06/21
20	10180223	1	OF	Fort Washington	PA	Actual/360	5.28025%	73,641.00	19,164.60	0.00	N/A	03/06/27	--	16,196,701.29	16,177,536.69	09/06/21
21	10180224	1	MF	Pittsburgh	PA	Actual/360	4.75025%	56,012.22	29,505.38	0.00	N/A	09/06/27	--	13,693,988.66	13,664,483.28	09/06/21
22	10167894	1	RT	Various	Various	Actual/360	4.18525%	45,005.29	24,381.55	0.00	N/A	02/06/27	--	12,487,566.02	12,463,184.47	09/06/21
23	10180225	1	98	Various	Various	Actual/360	5.02025%	49,560.65	0.00	0.00	N/A	08/05/27	--	11,465,000.00	11,465,000.00	05/05/21
24	10180226	1	LO	Arlington	TX	Actual/360	4.99025%	39,003.19	12,741.14	0.00	N/A	09/06/27	--	9,076,960.05	9,064,218.91	05/06/20
25	10180227	1	LO	Hot Springs	AR	Actual/360	6.33025%	40,339.94	8,092.57	0.00	N/A	04/05/27	--	7,400,691.76	7,392,599.19	08/05/21
26	10177698	1	LO	Vero Beach	FL	Actual/360	4.85025%	30,349.84	14,281.17	0.00	N/A	09/06/27	--	7,267,005.04	7,252,723.87	09/06/21
27	10180228	1	LO	Biloxi	MS	Actual/360	5.90025%	28,471.11	10,140.14	0.00	N/A	09/05/27	--	5,603,937.30	5,593,797.16	09/05/21
28	10180229	1	IN	Aston	PA	Actual/360	4.33025%	20,179.26	8,625.55	0.00	N/A	09/06/27	--	5,412,003.15	5,403,377.60	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 16 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original	Adjusted	Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
29	10180230	1	RT	Lincolnwood	IL	Actual/360	4.91225%	14,169.76	0.00	0.00	N/A	09/05/27	--	3,350,000.00	3,350,000.00	08/05/21
30	10109093	1	RT	Bloomingdale	IL	Actual/360	4.80025%	11,046.33	0.00	0.00	N/A	10/06/26	--	2,672,500.00	2,672,500.00	09/06/21
31	10180231	1	RT	Schereville	IN	Actual/360	4.86725%	7,962.95	0.00	0.00	N/A	09/05/27	--	1,900,000.00	1,900,000.00	09/05/21
Totals								3,015,396.96	1,550,181.56	0.00				841,699,470.93	840,149,289.37
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 17 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	17,675,419.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	42,024,643.85	0.00	--	--	--	0.00	0.00	190,751.15	190,751.15	0.00	0.00
3	1	21,163,539.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	108,976,856.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	7,663,622.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	(851,780.51)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	30,777,318.00	0.00	--	--	--	0.00	0.00	131,915.44	131,915.44	0.00	0.00
8	1	6,657,895.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	0.00	19,262,786.52	04/01/19	03/31/20	--	0.00	0.00	138,740.16	1,914,905.25	0.00	0.00
10	1	8,855,056.55	1,689,621.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	7,014,941.62	1,954,203.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	2,482,830.83	01/01/20	09/30/20	--	0.00	0.00	124,106.78	124,106.78	0.00	0.00
13	1	19,941,385.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,412,004.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	3,758,406.76	3,795,091.96	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	07/12/21	0.00	0.00	112,046.80	1,795,021.37	518,780.65	0.00
18	1	0.00	0.00	--	--	--	0.00	0.00	124,711.79	1,872,693.48	162,997.34	0.00
19	1	3,294,669.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	6,742,005.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1	1,601,472.94	0.00	--	--	07/11/19	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	09/13/21	0.00	36,734.18	37,447.26	342,839.24	0.00	0.00
24	1	0.00	0.00	--	--	07/12/21	0.00	0.00	51,618.02	826,960.05	206,365.17	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	48,381.53	48,381.53	0.00	0.00
26	1	504,700.66	424,537.90	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	599,366.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	795,820.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1	242,658.96	0.00	--	--	--	0.00	0.00	14,145.94	14,145.94	0.00	0.00
30	1	312,283.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	182,025.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		290,344,313.63	29,609,072.10				0.00	36,734.18	973,864.87	7,261,720.23	888,143.16	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 31

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	10180221	1	1,107,906.80	Disposition	0.00	0.00
Totals			1,107,906.80		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	5	98,748,245.19	1	25,000,000.00	0	0.00	0	0.00	0	0.00	1	1,107,906.80	4.159290%	4.144125%	49
08/17/21	0	0.00	0	0.00	5	98,819,344.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.160334%	4.145168%	50
07/16/21	0	0.00	1	11,465,000.00	4	87,425,116.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.160734%	4.145534%	51
06/17/21	1	25,000,000.00	1	32,875,000.00	5	98,967,581.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161175%	4.145989%	52
05/17/21	1	32,875,000.00	0	0.00	5	99,037,671.49	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.161570%	4.146403%	53
04/16/21	0	0.00	1	40,000,000.00	4	59,114,480.14	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162005%	4.146838%	54
03/17/21	2	72,875,000.00	1	11,465,000.00	4	55,161,964.37	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162396%	4.147068%	55
02/18/21	0	0.00	1	7,454,800.82	4	59,274,183.86	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.162912%	4.147747%	56
01/15/21	0	0.00	0	0.00	5	66,805,418.62	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.163297%	4.148119%	57
12/17/20	1	25,000,000.00	2	18,935,269.50	3	47,946,224.92	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.163680%	4.148714%	58
11/18/20	2	18,944,248.97	0	0.00	3	48,021,369.70	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164104%	4.148921%	59
10/19/20	2	65,000,000.00	0	0.00	3	48,089,071.75	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.164483%	4.149303%	60
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	10180213	08/05/21	0	B	131,915.44	131,915.44	0.00	45,000,000.00
9	10180215	07/05/20	13	3	138,740.16	1,914,905.25	104,453.62	40,000,000.00	04/24/20	13
12	10180218	08/05/21	0	B	124,106.78	124,106.78	2,402.50	32,875,000.00	01/19/21	13
17	10173380	05/06/20	15	3	112,046.80	1,795,021.37	528,080.65	19,648,842.80	05/05/20	13
18	10180222	06/06/20	14	3	124,711.79	1,872,693.48	195,982.59	19,487,216.07	04/03/20	13
23	10180225	05/05/21	3	3	37,447.26	342,839.24	0.00	11,465,000.00	06/06/19	10	07/22/19
24	10180226	05/06/20	15	3	51,618.02	826,960.05	235,923.55	9,271,463.99	05/13/20	13
25	10180227	08/05/21	0	B	48,381.53	48,381.53	3,269.90	7,400,691.75	02/23/18	13
29	10180230	08/05/21	0	B	14,145.94	14,145.94	0.00	3,350,000.00
Totals					783,113.72	7,070,969.08	1,070,112.81	188,498,214.61
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		234,607,827	175,390,308	59,217,519		0
13 - 24 Months		0	0	0		0
25 - 36 Months		99,001,507	80,000,000	19,001,507		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		506,539,956	461,010,737	20,529,219		25,000,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	840,149,289	741,401,044	0	0	98,748,245	0
Aug-21	841,699,471	742,880,127	0	0	98,819,344	0
Jul-21	842,139,823	743,249,707	0	11,465,000	87,425,116	0
Jun-21	842,620,990	685,778,408	25,000,000	32,875,000	98,967,582	0
May-21	843,057,332	711,144,661	32,875,000	0	99,037,671	0
Apr-21	843,534,636	744,420,156	0	40,000,000	59,114,480	0
Mar-21	843,967,004	704,465,040	72,875,000	11,465,000	55,161,964	0
Feb-21	844,526,485	777,797,500	0	7,454,801	59,274,184	0
Jan-21	844,954,534	778,149,116	0	0	66,805,419	0
Dec-20	845,380,723	753,499,229	25,000,000	18,935,270	47,946,225	0
Nov-20	845,848,242	778,882,624	18,944,249	0	48,021,370	0
Oct-20	846,270,544	733,181,473	65,000,000	0	48,089,072	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	10180215	40,000,000.00	40,000,000.00	235,500,000.00	06/04/21	16,725,398.84	1.14000	03/31/20	08/05/22	I/O
12	10180218	32,875,000.00	32,875,000.00	52,700,000.00	07/11/17	2,383,570.58	2.16000	09/30/20	08/05/27	I/O
15	10180220	25,000,000.00	25,000,000.00	212,900,000.00	06/28/21	9,178,208.58	5.31000	--	05/05/27	I/O
17	10173380	19,217,519.23	19,648,842.80	24,200,000.00	06/09/21	1,745,077.43	1.29000	12/31/19	06/06/22	308
18	10180222	19,001,507.05	19,487,216.07	47,700,000.00	06/22/21	3,860,262.85	1.44000	12/31/19	07/06/24	251
23	10180225	11,465,000.00	11,465,000.00	82,100,000.00	--	5,305,306.98	1.67000	--	08/05/27	I/O
24	10180226	9,064,218.91	9,271,463.99	12,300,000.00	06/11/21	915,972.12	1.48000	12/31/19	09/06/27	311
25	10180227	7,392,599.19	7,400,691.75	14,760,000.00	12/20/16	1,133,124.58	1.69000	--	04/05/27	306
Totals		164,015,844.38	165,148,214.61	682,160,000.00		41,246,921.96

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	10180215	LO	IL	04/24/20	13

9/13/2021 Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan has been accelerated and FC has been filed. Discussions with Borrower are ongoing.

12	10180218	MU	DC	01/19/21	13

9/13/2021 Loan transferred as a result of WeWorks notice of intention to terminate its lease. A PNL has been sent to Borrower. Borrower requested Lenders consent to terminate the WeWork lease, which consent was granted and the

	termination agreement e xecuted and funded. Borrower submitted a re-tenanting request, which is being finalized.

15	10180220	MF	NY	07/20/18	13

9/13/2021 The loan was originally due for the Aug 2018 payment. In addition to the payment default, there are multiple lawsuits against the Borrower and Property Manager alleging fraud, misapplication of proceeds, failure to remediate life/safety issue s. The lawsuits were filed by shareholders of the Coop. Lender filed foreclosure and a receiver has been appointed. Lender and Borrower executed a settlement agreement. Loan is now current and will remain in rehab until

	Special Servicer can determine Borr ower is properly complying with forbearance terms and conditions. Lender is also negotiating a new required repairs reserve.

17	10173380	LO	CA	05/05/20	13

9/13/2021 At Borrowers request, the loan had initially transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower has engaged a third party consultant. Special servicer and borower are evaluating settlement terms and

	upcoming PIP requirement (estimated 2022 completion). The special servicer will dual tracking settlement discussions and enforcement of lender's rights.

18	10180222	LO	Various	04/03/20	13

9/13/2021 Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower and third-party consultant have provided a signed Pre-Negotiation letter. Borrower has continued to timely provide required financial

	reporting and r epairing deferred maintenance. Special servicer is dual tracking the approval of proposed settlement terms and enforcement of Lender's rights.

23	10180225	98	Various	06/06/19	10

9/13/2021 9/7/2021: The loan is part of a 3 loan pari passu relationship. The notes transferred to Special Servicing 6/6/19 due to payment default. The borrower filed Chapter 11 Bankruptcy on 7/22/2019. A cash collateral order was entered on

11/15/19 and expired 6/2020. The July-October 2019 interest payments remain unfulfilled at this time as required by the BK cash collateral order. The loan is secured by the borrowers leased fee interest in the land underneath 7 hotels. The leasehold control of 6 hotels has transitioned to the leasehold lenders and the 7th is in receivership, 4 of the hotels are closed. In July 2020 the court terminated exclusivity. The lender and debtor proposed competing plans. At a hearing on

8/13/21, the court announced it wil l confirm the lender plan, confirmation order is pending with the court. A broker has been engaged by the debtor and the marketing has commenced to sell the Cromwell, Albany, and High Point properties; PSAs

	are being negotiated on all 3. Upon receiving th e confirmation order the remaining 4 properties will be marketed for sale pursuant to the plan.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	10180226	LO	TX	05/13/20	13

9/13/2021 Loan was transferred for Imminent Default as a result of the Covid-19 pandemic. The Borrower and third party consultant have provided a signed PNL and the requested due diligence. The Borrower and special servicer are working through potentia l settlementterms. The special servicer is dual track settlement discussions and enforcement of lenders rights.

25	10180227	LO	AR	02/23/18	13

9/13/2021 The loan was transferred to special servicing for Imminent Default. The loan is currently in cash management. Due to the effects of COVID-19, the majority of the franchises have extended the completion date on the PIPs. Borrower and special servicer are working towards returning loan to fully performing status.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 26 of 31

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
5	10178526	1	0.00	5.48003%		0.00 5.48003%	10	06/04/20	06/04/20	06/04/20
9	10180215	1	40,000,000.00	4.04413%	40,000,000.00 4.04413%		10	05/12/20	05/12/20	05/12/20
22	10167894	1	0.00	4.18533%		0.00 4.18533%	8	05/06/19	--	05/06/19
Totals			40,000,000.00		40,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	7,077.26	0.00	0.00	0.00	0.00	0.00	270.66	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	693.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,468.16	0.00	0.00	11,978.53	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	38,156.53	0.00	693.87	11,978.53	0.00	0.00	270.66	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		51,099.59

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Supplemental Notes

Risk Retention

Pursuant to the TSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2017-CX9 Commercial Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 31 of 31